Borrowings (FHLB-Dallas Advances Containing Quarterly Call Features and are Callable) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Debt Instrument [Line Items]
FHLB-Dallas advances, Amount	$ 280,763
Weighted Average Interest Rate	3.80%
Maturity 2017, Callable Quarterly [Member]
Debt Instrument [Line Items]
Weighted Average Interest Rate	3.90%
FHLB-Dallas advances, maturity	2017
Maturity 2018, Callable Quarterly [Member]
Debt Instrument [Line Items]
Weighted Average Interest Rate	2.53%
FHLB-Dallas advances, maturity	2018
Quarterly Call Features [Member]
Debt Instrument [Line Items]
FHLB-Dallas advances, Amount	280,000
Quarterly Call Features [Member] | Maturity 2017, Callable Quarterly [Member]
Debt Instrument [Line Items]
FHLB-Dallas advances, Amount	260,000
Quarterly Call Features [Member] | Maturity 2018, Callable Quarterly [Member]
Debt Instrument [Line Items]
FHLB-Dallas advances, Amount	$ 20,000